Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of weighted average shares (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	16,112,737	0	0
Total shares	16,117,254	0	0
Class A Ordinary Shares [Member] | Warrants [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	864	0	0
Class A Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	3,653
Class B Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	200,148,822	200,000,001	200,000,001
Total shares	200,204,936	200,000,001	200,000,001
Class B Ordinary Shares [Member] | Warrants [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	10,728	0	0
Class B Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	45,386